Investment In Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Operating [Abstract]
Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
Investments in operating leases were as follows.

December 31, ($ in millions)	2012	2011
Vehicles and other equipment	$16,009	$11,160
Accumulated depreciation	(2,459)	(1,885)
Investment in operating leases, net	$13,550	$9,275

Depreciation Expense On Operating Lease Assets [Table Text Block]
Depreciation expense on operating lease assets includes remarketing gains and losses recognized on the sale of operating lease assets. The following summarizes the components of depreciation expense on operating lease assets.

Year ended December 31, ($ in millions)	2012	2011	2010
Depreciation expense on operating lease assets (excluding remarketing gains)	$1,515	$1,158	$1,806
Remarketing gains	(116)	(217)	(555)
Depreciation expense on operating lease assets	$1,399	$941	$1,251

Schedule of Operating Leases of Lessor [Table Text Block]
The following table presents the future lease nonresidual rental payments due from customers for equipment on operating leases.

Year ended December 31, ($ in millions)
2013	$2,573
2014	1,705
2015	618
2016	27
2017 and after	—
Total	$4,923